Dividends Payable (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended				3 Months Ended			6 Months Ended			9 Months Ended			12 Months Ended
	Jan. 06, 2015	Jan. 07, 2014	Jan. 04, 2013	Jan. 05, 2012	Apr. 08, 2014	Apr. 04, 2013	Apr. 05, 2012	Jul. 03, 2014	Jul. 03, 2013	Jul. 03, 2012	Oct. 02, 2014	Oct. 02, 2013	Oct. 03, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 06, 2015	Oct. 31, 2014	Aug. 11, 2014	May 09, 2014	Feb. 07, 2014	Nov. 08, 2013	Aug. 14, 2013	Apr. 30, 2013	Feb. 07, 2013	Nov. 09, 2012	Aug. 13, 2012	May 04, 2012	Feb. 13, 2012	Nov. 07, 2011
Dividends per share																	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Dividend paid - aggregate	$ 7,967	$ 7,220	$ 2,410	$ 2,421	$ 7,967	$ 4,172	$ 2,410	$ 7,967	$ 5,816	$ 2,410	$ 7,967	$ 7,115	$ 2,410	$ 31,871	$ 19,711	$ 9,759
Dividend paid to stockholders of record	7,583	6,836	2,026	2,037	7,583	3,788	2,026	7,583	5,432	2,026	7,583	6,731	2,026
Holder of the 1,000 shares Series C preferred stock
Dividend paid	384	384	384	384	384	384	384	384	384	384	384	384	384
Holder of the 540 shares Series B and Series D preferred stock
Dividend paid														$ 750